Operating expenses	6 Months Ended
Mar. 31, 2019
Operating expenses
Operating expenses

Note 5. Operating expenses[1]

				% Mov't	% Mov't
	Half Year	Half Year	Half Year	Mar 19 -	Mar 19 -
$m	March 19	Sept 18	March 18	Sept 18	Mar 18
Staff expenses
Employee remuneration, entitlements and on-costs	2,239	2,173	2,119	3	6
Superannuation expense	194	189	197	3	(2)
Share-based payments	57	47	48	21	19
Restructuring costs	155	80	34	94	large
Total staff expenses	2,645	2,489	2,398	6	10
Occupancy expenses
Operating lease rentals	343	313	319	10	8
Depreciation of property and equipment	109	114	131	(4)	(17)
Other	74	85	71	(13)	4
Total occupancy expenses	526	512	521	3	1
Technology expenses
Amortisation and impairment of software assets	334	317	303	5	10
Depreciation and impairment of IT equipment	68	68	73	-	(7)
Technology services	405	380	341	7	19
Software maintenance and licenses	185	157	185	18	-
Telecommunications	109	107	102	2	7
Data processing	38	39	38	(3)	-
Total technology expenses	1,139	1,068	1,042	7	9
Other expenses
Professional and processing services	453	439	385	3	18
Amortisation and impairment of intangible assets and deferred expenditure	5	95	43	(95)	(88)
Postage and stationery	87	87	95	-	(8)
Advertising	129	80	93	61	39
Non-lending losses	(9)	93	40	large	large
Other expenses	116	48	38	142	large
Total other expenses	781	842	694	(7)	13
Total operating expenses	5,091	4,911	4,655	4	9
1

The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.